INCOME TAXES (Schedule of the Reconciliation of the Effective Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Income (loss) before taxes on income	$ (67,960)	$ 52,407	$ 85,024
Statutory tax rate in Israel	26.50%	26.50%	25.00%
Theoretical tax expense (income)	$ (18,009)	$ 13,888	$ 21,256
Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits	(5,654)	(10,644)	(10,495)
Non-deductible expenses including impairment charges	$ 26,702	$ 4,059	1,971
Taxes in respect to release of "trapped earnings"			$ 11,838
Deferred taxes on losses and other temporary differences, for which a valuation allowance was provided, net	$ (3,426)	$ 1,962
Tax adjustment in respect of different tax rate of foreign subsidiaries	1,185	(461)
Other	(101)	777	$ (1,954)
Taxes on income	$ 697	$ 9,581	$ 22,616
Benefit per ordinary share from "Preferred Enterprise" status:
Basic	$ 0.08	$ 0.16	$ 0.19
Diluted	$ 0.08	$ 0.15	$ 0.19